Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summarized balance sheet
Current assets	$ 6,465	$ 8,293
Current liabilities	5,892	5,864
Accumulated non-controlling interests	1,304	1,038
Summarized statement of comprehensive income (loss)
Revenue	15,011	17,316
Loss for the period	2,308	3,298
Other comprehensive income (loss)	(236)	875
Total comprehensive loss	2,072	4,173
Loss allocated to non-controlling interests	(101)	(19)
Summarized cash flows
Cash flows used in operating activities	4,084	7,983
Cash flows used in investing activities	(4,757)	(5,680)
Cash flows provided by financing activities	(469)	(1,990)
Effect of exchange rate changes on cash and cash equivalents	(32)	178
Quebrada Blanca
Summarized balance sheet
Current assets	1,025	442
Current liabilities	1,576	1,946
Current net assets	(551)	(1,504)
Non-current assets	20,639	17,197
Non-current liabilities	14,378	10,647
Non-current net assets	6,261	6,550
Net assets	5,710	5,046
Accumulated non-controlling interests	1,104	874
Summarized statement of comprehensive income (loss)
Revenue	595	105
Loss for the period	(465)	(257)
Other comprehensive income (loss)	(76)	206
Total comprehensive loss	(541)	(51)
Loss allocated to non-controlling interests	(188)	(95)
Summarized cash flows
Cash flows used in operating activities	(2,749)	(1,579)
Cash flows used in investing activities	(3,203)	(3,304)
Cash flows provided by financing activities	5,994	4,918
Effect of exchange rate changes on cash and cash equivalents	(4)	7
Increase (decrease) in cash and cash equivalents	$ 38	$ 42